Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 43,022	$ 32,623
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Interest bearning accounts of associates payable on demand [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,085	1,836
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Bank and other financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	976	719
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Commercial paper [member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,258	2,289
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Straight bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	28,298	22,167
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Liabilities to banks and other financial institutions [member]
Disclosure of financial liabilities [line items]
Financial liabilities	233	188
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,403	5,424
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Commitment for repurchase of own shares [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,769
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,005	1,949
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,005	1,949
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,263	1,250
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,069	1,065
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 194	$ 185